FPA Crescent Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2024 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES — 5.7%
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
	NON-AGENCY — 0.1%
	Eleven Madison Mortgage Trust
$12,681,000	Series 2015-11MD, Class A, 3.673%, 9/10/2035(a),(b)	$12,336,612
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $11,351,429)	12,336,612
	CONVERTIBLE BONDS — 2.3%
	Delivery Hero AG
86,200,000	1.000%, 1/23/2027	86,752,183
1,600,000	1.500%, 1/15/2028	1,511,840
46,000,000	3.250%, 2/21/2030	53,491,333
	Wayfair, Inc.
84,672,000	0.625%, 10/1/2025	80,547,966
4,278,000	1.000%, 8/15/2026	3,987,460
	Zillow Group, Inc.
1,703,000	2.750%, 5/15/2025	1,896,452
12,336,000	1.375%, 9/1/2026	18,146,256
	TOTAL CONVERTIBLE BONDS
	(Cost $216,687,942)	246,333,490
	CORPORATE BANK DEBT — 0.7%
	CB&I STS Delaware LLC
42,740,241	13.096% (3-Month Term SOFR+776.2 basis points), 12/31/2026(b),(c),(d),(e),(f),(g)	43,167,643
	Cornerstone OnDemand, Inc.
2,519,322	8.615% (1-Month Term SOFR+375 basis points), 10/16/2028(b),(d),(g)	2,358,715
	Lealand Finance Company B.V. Senior Exit LC
26,423,878	3.500%, 6/30/2027(b),(c),(d),(e),(g),(h)	(11,626,507)
	Lealand Reficar LC Term Loan
2,655,101	13.060% (3-Month Term SOFR+750 basis points), 6/30/2027(b),(c),(d),(e),(f),(g),(h)	1,725,816
	McDermott LC
31,488,546	8.855%, 6/30/2027(b),(c),(d),(e),(g),(h)	17,633,586
	McDermott Tanks Escrow LC
7,265,394	6.406% (3-Month Term SOFR+101.2 basis points), 12/31/2026(b),(c),(d),(e),(g)	4,068,621
	McDermott Technology Americas, Inc.
1,074,221	7.960% (1-Month Term SOFR+300 basis points), 6/30/2027(b),(c),(d),(g)	537,110
39,080,440	8.960% (1-Month Term SOFR+400 basis points), 12/31/2027(b),(c),(d),(f),(g)	13,287,350
	Vision Solutions, Inc.
2,519,061	9.514% (3-Month Term SOFR+400 basis points), 4/24/2028(b),(d),(g)	2,445,605
	TOTAL CORPORATE BANK DEBT
	(Cost $127,355,524)	73,597,939
	CORPORATE BONDS — 0.4%
	FINANCIALS — 0.4%
	Charles Schwab Corp.
18,976,000	4.000% (USD 5 Year Tsy+316.8 basis points)(b),(i)	18,089,718

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$2,588,000	5.000% (3-Month USD Libor+257.5 basis points)(b),(i)	$2,478,010
	Vornado Realty LP
8,815,000	3.500%, 1/15/2025	8,739,279
8,623,000	2.150%, 6/1/2026	8,184,262
		37,491,269
	TOTAL CORPORATE BONDS
	(Cost $33,959,194)	37,491,269
	U.S. TREASURY NOTES & BONDS — 2.2%
	U.S. Treasury Note
231,000,000	5.000%, 8/31/2025	232,908,337
	TOTAL U.S. TREASURY NOTES & BONDS
	(Cost $231,270,736)	232,908,337
	TOTAL BONDS & DEBENTURES
	(Cost $620,624,825)	602,667,647

Number
of Shares
	CLOSED-END FUNDS — 0.0%
4,756,180	Altegrity, Inc.(e),(g)	5,850,101
	TOTAL CLOSED-END FUNDS
	(Cost $0)	5,850,101
	COMMON STOCKS — 60.4%
	AEROSPACE & DEFENSE — 2.2%
674,811	Howmet Aerospace, Inc.	67,649,803
724,451	Safran S.A.	170,226,632
		237,876,435
	APPAREL & TEXTILE PRODUCTS — 0.9%
606,475	Cie Financiere Richemont S.A. - Class A	95,872,348
	ASSET MANAGEMENT — 0.9%
408,466	LPL Financial Holdings, Inc.	95,021,446
457,176	Pershing Square Tontine Holdings Ltd.(e),(g)	—
		95,021,446
	BANKING — 4.5%
4,452,588	Citigroup, Inc.	278,732,009
3,496,861	Wells Fargo & Co.	197,537,678
		476,269,687
	BEVERAGES — 3.5%
2,416,656	Heineken Holding N.V.	182,378,981
5,128,653	JDE Peet's N.V.	107,094,313
395,969	Pernod Ricard S.A.	59,765,579

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	BEVERAGES (Continued)
2,186,351	Swire Pacific Ltd. - Class A	$18,674,501
		367,913,374
	BIOTECH & PHARMA — 0.5%
152,000	Bio-Rad Laboratories, Inc.*	50,856,160
	CABLE & SATELLITE — 4.0%
393,387	Charter Communications, Inc. - Class A*	127,488,859
7,087,694	Comcast Corp. - Class A	296,052,978
		423,541,837
	CHEMICALS — 2.6%
2,596,396	International Flavors & Fragrances, Inc.	272,439,832
	COMMERCIAL SUPPORT SERVICES — 0.3%
477,375	Eurofins Scientific S.E.	30,234,458
	CONSTRUCTION MATERIALS — 2.8%
3,105,190	Holcim AG*	302,888,098
	E-COMMERCE DISCRETIONARY — 1.8%
1,057,973	Amazon.com, Inc.*	197,132,109
	ELECTRIC UTILITIES — 0.1%
720,710	PG&E Corp.	14,248,437
	ELECTRICAL EQUIPMENT — 2.6%
1,805,403	TE Connectivity Ltd.	272,597,799
	ENGINEERING & CONSTRUCTION — 0.8%
56,585,375	McDermott International, Ltd.*,(c),(e),(g)	11,317,075
694,573	Samsung C&T Corp.	73,191,221
		84,508,296
	ENTERTAINMENT CONTENT — 0.6%
33,130	Epic Games, Inc.(e),(g)	8,812,580
2,624,610	Nexon Co., Ltd.	51,670,440
		60,483,020
	FOOD — 0.4%
1,628,225	Herbalife Ltd.*	11,706,938
482,504	Orion Corp.	35,974,719
		47,681,657
	HEALTH CARE FACILITIES & SVCS — 0.6%
233,915	ICON PLC*	67,206,119
	HOME CONSTRUCTION — 0.1%
162,638	Fortune Brands Innovations, Inc.	14,560,980
	INDUSTRIAL SUPPORT SERVICES — 1.3%
699,096	Ferguson PLC	138,819,493
	INSTITUTIONAL FINANCIAL SVCS — 2.0%
3,386,756	Jefferies Financial Group, Inc.	208,454,832

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	INSURANCE — 1.8%
540,107	Aon PLC - Class A	$186,871,621
	INTERNET MEDIA & SERVICES — 10.4%
1,960,224	Alphabet, Inc. - Class A	325,103,150
1,139,840	Alphabet, Inc. - Class C	190,569,850
551,839	Delivery Hero S.E.*	22,248,006
646,495	Just Eat Takeaway.com N.V.*	9,703,901
595,245	Meta Platforms, Inc. - Class A	340,742,048
29,040	Netflix, Inc.*	20,597,201
2,882,508	Prosus N.V.*	125,965,343
951,959	Uber Technologies, Inc.*	71,549,238
		1,106,478,737
	LEISURE FACILITIES & SERVICES — 1.4%
402,415	Marriott International, Inc. - Class A	100,040,369
308,095	Vail Resorts, Inc.	53,697,877
		153,738,246
	METALS & MINING — 1.3%
25,011,010	Glencore PLC*	143,010,815
55,123	Metals Acquisition Corp. - Class A*	763,454
		143,774,269
	OIL & GAS PRODUCERS — 1.6%
335,118	Gulfport Energy Corp.*	50,720,109
5,262,897	Kinder Morgan, Inc.	116,257,395
		166,977,504
	OTHER COMMON STOCK — 0.2%
—	Other Common Stock(j)	22,024,040
	REIT — 1.3%
4,120,722	Douglas Emmett, Inc.	72,401,086
1,668,698	Vornado Realty Trust	65,746,701
		138,147,787
	RETAIL - DISCRETIONARY — 1.1%
1,521,148	CarMax, Inc.*	117,706,432
	SEMICONDUCTORS — 4.8%
1,392,772	Analog Devices, Inc.	320,574,331
424,932	Broadcom, Inc.	73,300,770
503,846	NXP Semiconductors N.V.	120,928,079
		514,803,180
	TECHNOLOGY HARDWARE — 2.3%
418,505	Dell Technologies, Inc. - Class C	49,609,583
1,845,291	NCR Atleos Corp.*	52,646,152
2,751,836	NCR Voyix Corp.*	37,342,414

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY HARDWARE (Continued)
1,921,580	Nintendo Co., Ltd.	$102,092,085
		241,690,234
	TECHNOLOGY SERVICES — 0.8%
1,455,766	LG Corp.	88,056,198
	TELECOMMUNICATIONS — 0.2%
933,511	EchoStar Corp. - Class A*	23,169,743
	TRANSPORTATION EQUIPMENT — 0.7%
391,908	Westinghouse Air Brake Technologies Corp.	71,237,117
	TOTAL COMMON STOCKS
	(Cost $3,627,706,097)	6,433,281,525
	LIMITED PARTNERSHIPS — 2.5%
150,000	Footpath Ventures SPV IV LP(g),(k)	12,570,917
2,073,734	FPS Group Ltd.(c),(e),(g)	219,391,056
107,799	FPS Shelby Holdco I LLC(c),(e),(g)	8,876,468
958,312	GACP II LP(g),(k)	1,768,736
1,146,250	Sound Holding FP(c),(e),(g)	23,586,543
120,000	U.S. Farming Realty Trust II LP(c),(e),(g)	494,315
	TOTAL LIMITED PARTNERSHIPS
	(Cost $159,507,891)	266,688,035
	PREFERRED STOCKS — 0.1%
	ENERGY — 0.0%
1,345	Gulfport Energy Corp., 10.000%, (e)	1,189,608
	INDUSTRIALS — 0.1%
26,288	McDermott International, Ltd., 8.000%, (c),(e),(g)	5,104,935
	TOTAL PREFERRED STOCKS
	(Cost $2,473,080)	6,294,543
	WARRANTS (SPAC) — 0.0%
414,327	Electriq Power Holdings, Inc., Expiration Date: January 25, 2028*,(e)	—
316,054	MariaDB PLC, Expiration Date: December 16, 2027*,(e)	—
70,911	Northern Star Investment Corp. IV, Expiration Date: December 31, 2027*,(e)	71
77,074	Ross Acquisition Corp. II, Expiration Date: February 12, 2026*,(e)	6,952
	TOTAL WARRANTS (SPAC)
	(Cost $236,286)	7,023
	SHORT-TERM INVESTMENTS — 31.1%
	MONEY MARKET INVESTMENTS — 0.0%
2,551,741	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.76%(l)	2,551,741

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal
Amount		Value
	COMMERCIAL PAPER — 14.1%
$50,000,000	Apple, Inc., 5.10%, 10/25/2024	$49,830,000
24,000,000	Apple, Inc., 4.70%, 10/28/2024	23,915,400
95,000,000	Apple, Inc., 4.70%, 10/29/2024	94,652,722
100,000,000	Apple, Inc., 4.70%, 10/30/2024	99,621,389
115,000,000	Apple, Inc., 4.69%, 11/4/2024	114,490,613
24,000,000	Apple, Inc., 4.70%, 11/7/2024	23,884,067
45,000,000	Chevron Corp., 5.02%, 11/14/2024	44,723,900
80,000,000	Chevron Corp., 4.70%, 11/19/2024	79,488,222
14,500,000	Chevron Corp., 4.65%, 12/19/2024	14,352,040
50,000,000	Cisco Systems, Inc., 5.10%, 11/25/2024	49,610,417
87,000,000	Coca Cola Co., 5.04%, 10/10/2024	86,890,380
125,000,000	Johnson & Johnson Co., 5.27%, 10/10/2024	124,835,312
47,000,000	Nestle Capital, 5.27%, 10/7/2024	46,958,718
31,000,000	Nestle Capital, 5.15%, 10/21/2024	30,911,305
25,000,000	Nestle Capital, 4.95%, 12/4/2024	24,780,000
87,000,000	Nestle Capital, 4.98%, 12/10/2024	86,157,550
64,000,000	Nestle Capital, 4.80%, 12/16/2024	63,351,467
75,000,000	Nestle Capital, 4.50%, 1/10/2025	74,053,125
52,000,000	PepsiCo., Inc., 5.30%, 10/3/2024	51,984,689
30,000,000	PepsiCo., Inc., 4.91%, 1/17/2025	29,558,100
40,000,000	PepsiCo., Inc., 4.84%, 2/14/2025	39,268,622
50,000,000	Pfizer, Inc., 5.32%, 10/2/2024	49,992,611
68,000,000	Roche Holdings, Inc., 5.20%, 10/2/2024	67,990,178
80,000,000	Roche Holdings, Inc., 5.13%, 10/4/2024	79,965,400
49,000,000	Toyota Motor Co., 4.72%, 2/6/2025	48,177,671
		1,499,443,898
	TREASURY BILLS — 17.0%
83,000,000	U.S. Treasury Bill, 4.24%, 10/1/2024(m)	83,000,000
276,000,000	U.S. Treasury Bill, 4.66%, 10/3/2024(m)	275,921,957
67,000,000	U.S. Treasury Bill, 5.28%, 10/8/2024(m)	66,932,225
88,000,000	U.S. Treasury Bill, 5.20%, 10/15/2024(m)	87,824,971
113,000,000	U.S. Treasury Bill, 5.23%, 10/17/2024(m)	112,741,361
60,000,000	U.S. Treasury Bill, 5.27%, 10/22/2024(m)	59,818,525
57,000,000	U.S. Treasury Bill, 5.25%, 10/24/2024(m)	56,812,079
72,000,000	U.S. Treasury Bill, 5.23%, 10/29/2024(m)	71,712,160
90,000,000	U.S. Treasury Bill, 5.02%, 11/5/2024(m)	89,568,835
76,000,000	U.S. Treasury Bill, 5.21%, 11/7/2024(m)	75,600,434
82,000,000	U.S. Treasury Bill, 5.05%, 11/12/2024(m)	81,526,192
50,000,000	U.S. Treasury Bill, 5.07%, 11/14/2024(m)	49,696,504
78,000,000	U.S. Treasury Bill, 5.15%, 11/19/2024(m)	77,464,099
70,000,000	U.S. Treasury Bill, 5.10%, 11/21/2024(m)	69,504,861
73,000,000	U.S. Treasury Bill, 5.15%, 11/26/2024(m)	72,428,248
98,000,000	U.S. Treasury Bill, 5.07%, 12/3/2024(m)	97,223,791
51,000,000	U.S. Treasury Bill, 4.96%, 12/5/2024(m)	50,582,789

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal
Amount		Value
	TREASURY BILLS (Continued)
$40,000,000	U.S. Treasury Bill, 4.96%, 12/12/2024(m)	$39,642,444
40,000,000	U.S. Treasury Bill, 4.94%, 12/19/2024(m)	39,604,356
40,000,000	U.S. Treasury Bill, 4.95%, 12/26/2024(m)	39,568,924
36,000,000	U.S. Treasury Bill, 4.90%, 1/2/2025(m)	35,585,003
28,000,000	U.S. Treasury Bill, 4.84%, 1/9/2025(m)	27,652,425
40,000,000	U.S. Treasury Bill, 4.79%, 1/16/2025(m)	39,468,180
61,000,000	U.S. Treasury Bill, 4.71%, 1/23/2025(m)	60,142,852
49,000,000	U.S. Treasury Bill, 4.53%, 1/30/2025(m)	48,284,213
		1,808,307,428
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,310,005,084)	3,310,303,067
	TOTAL INVESTMENTS — 99.8%
	(Cost $7,720,553,263)	10,625,091,941
	Other Assets in Excess of Liabilities — 0.2%	22,363,849
	TOTAL NET ASSETS — 100.0%	$10,647,455,790

Number
of Shares
	SECURITIES SOLD SHORT — (0.2)%
	COMMON STOCKS — (0.1)%
—	Other Common Stock(j)	(10,675,474)
	TOTAL COMMON STOCKS
	(Proceeds $10,532,150)	(10,675,474)
	EXCHANGE-TRADED FUNDS — (0.1)%
(18,667)	SPDR S&P 500 ETF Trust	(10,710,378)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $10,632,136)	(10,710,378)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $21,164,286)	$(21,385,852)

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $12,336,612, which represents 0.12% of Total Net Assets.
(b)	Variable or floating rate security.
(c)	Affiliated company.

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

(d)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

(e)	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
(f)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
(g)	Restricted securities. These restricted securities constituted 3.49% of total net assets at September 30, 2024, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund's Board of Trustees.

(h)	As of September 30, 2024, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied.
(i)	Perpetual security. Maturity date is not applicable.

(j)	As permitted by U.S. Securities and Exchange Commission regulations, "Other" Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.
(k)	Investment valued using net asset value per share (or its equivalent) as a practical expedient.
(l)	The rate is the annualized seven-day yield at period end.
(m)	Treasury bill discount rate.

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Total Return Swaps - Short

Receive	Pay	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Cresco Labs, Inc.	CAONREPO + 1.800%	Annual	Nomura Securities International, Inc.	7/14/2025	CAD	1,600,522	$(36,050)	—	$(36,050)
Green Thumb Industries, Inc.	OBFR + 1.500%	Annual	Nomura Securities International, Inc.	7/14/2025		$2,078,319	(3,381,775)	—	(3,381,775)
Trulieve Cannabis Corp.	CAONREPO + 1.800%	Annual	Nomura Securities International, Inc.	7/14/2025	CAD	521,511	1,617,461	—	1,617,461
Verano Holdings Corp.	CAONREPO + 1.800%	Annual	Nomura Securities International, Inc.	7/14/2025	CAD	1,619,914	(221,378)	—	(221,378)
							$(2,021,742)	—	$(2,021,742)

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Restricted Security	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Total Net Assets
Altegrity, Inc.	9/1/2021	$-	$5,850,101	0.05%
CB&I STS Delaware LLC, 13.096% (3-Month Term SOFR+776.2 basis points), 12/31/2026	9/5/2023	42,740,241	43,167,643	0.41%
Cornerstone OnDemand, Inc., 8.615% (1-Month Term SOFR+375 basis points), 10/16/2028	12/7/2022	2,316,781	2,358,715	0.02%
Epic Games, Inc.	6/25/2020	19,049,750	8,812,580	0.08%
Footpath Ventures SPV IV LP	9/24/2021	15,764,550	12,570,917	0.12%
FPS Group Ltd.	10/17/2018	132,669,406	219,391,056	2.06%
FPS Shelby Holdco I LLC	2/4/2020	11,073,935	8,876,468	0.08%
GACP II LP	1/12/2018	-	1,768,736	0.02%
Lealand Finance Company B.V. Senior Exit LC, 6/30/2027	11/12/2019	(11,603,892)	(11,626,507)	-0.11%
Lealand Reficar LC Term Loan, 13.060% (3-Month Term SOFR+750 basis points), 6/30/2027	4/5/2024	2,655,101	1,725,816	0.02%
McDermott International, Ltd.	7/1/2020	55,498,910	11,317,075	0.11%
McDermott International, Ltd., 8.000%	12/31/2020	1,201,538	5,104,935	0.05%
McDermott LC, 8.855%, 06/30/2027	12/31/2020	31,488,579	17,633,586	0.17%
McDermott Tanks Escrow LC, 6.406% (3-Month Term SOFR+101.2 basis points), 12/31/2026	12/31/2020	7,265,350	4,068,621	0.04%
McDermott Technology Americas, Inc., 7.960% (1-Month Term SOFR+300 basis points), 6/30/2027	7/1/2020	1,074,192	537,110	0.01%
McDermott Technology Americas, Inc., 8.960% (1-Month Term SOFR+400 basis points), 12/31/2027	7/1/2020	49,231,295	13,287,350	0.12%
Pershing Square Tontine Holdings Ltd.	7/26/2022	-	-	0.00%
Sound Holding FP	10/7/2013	-	23,586,543	0.22%
U.S. Farming Realty Trust II LP	12/24/2012	-	494,315	0.00%
Vision Solutions, Inc., 9.514% (3-Month Term SOFR+400 basis points), 4/24/2028	12/7/2022	2,187,876	2,445,605	0.02%
		$362,613,612	$371,370,665	3.49%

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Affiliated Security	Shares Held as of December 31, 2023	Beginning Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales Affiliated Investment	Accretion of Discount (Amortization of Premium) and Return of Capital	Change in Unrealized Appreciation (Depreciation)	Transfer In (Out)	Ending Value September 30, 2024	Shares as of September 30, 2024	Income from Affiliated Investments
CB&I STS Delaware LLC 13.096% (3-Month Term SOFR+776.2 basis points), 12/31/2026	38,703,999	$37,929,919	$4,036,241	$-	$-	$-	$1,201,483	$-	$43,167,643	42,740,241	$4,030,422
FPS Group Ltd.	2,073,734	240,622,105	-	-	-	(21,231,044)	(5)	-	219,391,056	2,073,734	14,925,000
FPS Shelby Holdco I LLC	107,799	8,876,468	-	-	-	(1,960,000)	1,960,000	-	8,876,468	107,799	-
Lealand Finance Company B.V. Senior Exit LC 3.500%, 6/30/2027	19,148,815	(9,868,366)	-	(1,738,788)	(695,123)	(632,555)	1,308,325	-	(11,626,507)	26,423,879	120,205
Lealand Reficar LC Term Loan 13.060% (3-Month Term SOFR+750 basis points), 6/30/2027	-	-	2,655,101	-	-	-	(929,285)	-	1,725,816	2,655,101	173,502
McDermott International, Ltd.	56,585,375	5,092,684	-	-	-	-	6,224,391	-	11,317,075	56,585,375	-
McDermott International, Ltd., 8.000%	26,288	2,987,331	-	-	-	-	2,117,604	-	5,104,935	26,288	-
McDermott LC 9.656%, 12/31/2025	21,452,975	10,726,488	4,223,181	(1,246,892)	-	-	3,930,809	-	17,633,586	31,488,546	2,351,607
McDermott Tanks Escrow LC 6.406%, (3-Month Term SOFR+101.2 basis points), 12/31/2026	7,265,394	3,632,697	-	-	-	-	435,924	-	4,068,621	7,265,394	569,221
McDermott Technology Americas, Inc., 7.960% (1-Month Term SOFR+300 basis points), 6/30/2027	1,074,221	708,986	-	-	-	-	(171,876)	-	537,110	1,074,221	68,983
McDermott Technology Americas, Inc., 8.960% (1-Month Term SOFR+400 basis points), 12/31/2027	35,242,982	13,744,763	2,023,933	-	-	(2,802,778)	321,432	-	13,287,350	39,080,440	3,771,699
Sound Holding FP	1,146,250	23,393,851	-	-	-	-	192,692	-	23,586,543	1,146,250	-
U.S. Farming Realty Trust II LP	120,000	2,992,419	-	(2,795,226)	2,795,226	-	(2,498,104)	-	494,315	120,000	-
Total		$340,839,345	$12,938,456	$(5,780,906)	$2,100,103	$(26,626,377)	$14,093,390	$-	$337,564,011		$26,010,639